UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                          NOTIFICATION OF LATE FILING

                                    SEC FILE NUMBER
                                    000-51322
                                    CUSIP NUMBER
                                    none
(Check One):
|_| Form 10-K and Form 10-KSB
|_| Form 20-F
|_| Form 11-K
|X| Form 10-Q and Form 10-QSB
|_| Form N-SAR
        For Quarter Ended:  September 30, 2008

|_| Transition Report on Form  10-K
|_| Transition Report on Form 20-F
|_| Transition Report on Form 11-K
|_| Transition Report on Form 10-Q
|_| Transition Report on Form N-SAR
        For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I--Registrant Information
        Full Name of Registrant

        WNC HOUSING TAX CREDIT FUND VI L.P.  SERIES 11

        Former Name if Applicable

        Address of Principal Executive Office (Street and Number) City, State and Zip Code

        17782 Sky Park Circle Irvine, California 92614

Part II--Rules 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b),the following should be completed. (Check box if appropriate)

|X| (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|_| (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, N-SAR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_| (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


Part III--Narrative

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach Extra Sheets if Needed)

The Registrant has been unable to file its annual report on Form 10-K for the period ended March 31, 2007, 2006 and 2005 as it has been unable to obtain all information needed from certain Local Limited Partnerships in order to file the annual report in accordance with the Standards of the Public Company Accounting Oversight Board. The Registrant chas obtained the information and is currently in the process of working with its outside aduitors to complete all the filings.. The Registrant will thereafter file the quarterly reports on Form 10-Q for the periods ended June 30, 2005, September 30, 2005, December 31, 2005, June 30, 2006, September 30, 200, December 31, 2006, June 30, 2007, September 30,
2007 and December 31, 2007. The Partnership is also finalzing all internal control documentation.


Part IV--Other Information

(1) Name and telephone number of person to contact in regard to this notification.

          Thomas J.Riha
          (714) 662-5565 ext.114

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no,
identify report(s). |_| Yes   |X| No

        Form 10-K Annual Report for the year ended March 31, 2005
        Form 10-Q Quarterly Report for the quarter ended June 30, 2005
        Form 10-Q Quarterly Report for the quarter ended September 30, 2005 Form 10-Q Quarterly Report for the quarter ended December 31, 2005 Form 10-K Annual Report for the year ending March 31, 2006
        Form 10-Q Quarterly Report for the year ending June 30, 2006
        Form 10-Q Quarterly Report for the year ending September 30, 2006 Form 10-Q Quarterly Report for the year ending December 31, 2006 Form 10-K Annual Report for the year ending March 31, 2007
        Form 10-Q Quarterly Report for the year ending June 30, 2007
        Form 10-Q Quarterly Report for the year ending September 30, 2007 Form 10-Q Quarterly Report for the year ending December 31, 2007 Form 10-K Annual Report for the year ended March 31, 2008
        Form 10-Q Quarterly Report for the quarter ended June 30, 2008

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |_| Yes |X| No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     WNC HOUSING TAX CREDIT FUND VI L.P. SERIES 11 has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

WNC HOUSING TAX CREDIT FUND VI L.P.  SERIES 11

By:  WNC National Partners, L.L.C.       General Partner

By:  WNC & Associates, Inc.  General Partner




By:    /s/ Thomas J.Riha
      ----------------------
Thomas J.Riha    Senior Vice President - Chief Financial Officer

Date: November 14, 2008